Contingent Liabilities and Financial Commitments - Summary of Current Status of Litigation Cases (Details) £ in Millions, $ in Millions, $ in Millions							12 Months Ended
	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CAD ($)	Jun. 15, 2018 GBP (£)	Jun. 15, 2018 USD ($)	Jun. 15, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
British Columbia
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Damages and Health Care Costs Recovery Act 2000	Tobacco Damages and Health Care Costs Recovery Act 2000	Tobacco Damages and Health Care Costs Recovery Act 2000
Companies named as Defendants							Imperial Investments Industries Carreras Rothmans Limited RJR Companies Other former Rothmans Group companies All have been served.	Imperial Investments Industries Carreras Rothmans Limited RJR Companies Other former Rothmans Group companies All have been served.	Imperial Investments Industries Carreras Rothmans Limited RJR Companies Other former Rothmans Group companies All have been served.
Current stage							The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries are ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £68 billion or US$ 86.3 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £2.9 million or US$3.7 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.	The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries are ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £68 billion or US$ 86.3 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £2.9 million or US$3.7 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.	The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries are ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £68 billion or US$ 86.3 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £2.9 million or US$3.7 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.
Damages sought by the provincial government							£ 68,000.0	$ 86,300.0	$ 118,000
Damages sought by the federal government							£ 2.9	$ 3.7	$ 5
New Brunswick
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Damages and Health Care Costs Recovery Act 2006	Tobacco Damages and Health Care Costs Recovery Act 2006	Tobacco Damages and Health Care Costs Recovery Act 2006
Companies named as Defendants							Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage							The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimates a range of damages between CAD$11.1 billion (approximately £6.4 billion or US$8.1 billion) - CAD$23.2 billion (approximately £13.4 billion or US$17 billion), including expected future costs. Following a motion to set a trial date, the court ordered that the trial commence on 4 November 2019.	The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimates a range of damages between CAD$11.1 billion (approximately £6.4 billion or US$8.1 billion) - CAD$23.2 billion (approximately £13.4 billion or US$17 billion), including expected future costs. Following a motion to set a trial date, the court ordered that the trial commence on 4 November 2019.	The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimates a range of damages between CAD$11.1 billion (approximately £6.4 billion or US$8.1 billion) - CAD$23.2 billion (approximately £13.4 billion or US$17 billion), including expected future costs. Following a motion to set a trial date, the court ordered that the trial commence on 4 November 2019.
New Brunswick | Bottom of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government							£ 6,400.0	$ 8,100.0	$ 11,100
New Brunswick | Top of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government							£ 13,400.0	$ 17,000.0	$ 23,200
Ontario
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Damages and Health Care Costs Recovery Act 2009	Tobacco Damages and Health Care Costs Recovery Act 2009	Tobacco Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants							Imperial the UK Companies and RJR Companies have all been named as defendants and served.	Imperial the UK Companies and RJR Companies have all been named as defendants and served.	Imperial the UK Companies and RJR Companies have all been named as defendants and served.
Current stage							The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in summer of 2017 and discoveries commenced in the fall of 2018. On 15 June 2018, the province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £161 billion or US$205 billion) – CAD$630 billion (approximately £362 billion or US$ 461 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province has amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £190 billion or US$242 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional CAD $9.4 billion (approximately £5.4 billion or US$6.9 billion) -10.9 billion in damages (approximately £6.3 billion or US$7.9 billion) in respect of environmental tobacco smoke. No trial date has been set.	The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in summer of 2017 and discoveries commenced in the fall of 2018. On 15 June 2018, the province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £161 billion or US$205 billion) – CAD$630 billion (approximately £362 billion or US$ 461 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province has amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £190 billion or US$242 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional CAD $9.4 billion (approximately £5.4 billion or US$6.9 billion) -10.9 billion in damages (approximately £6.3 billion or US$7.9 billion) in respect of environmental tobacco smoke. No trial date has been set.	The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in summer of 2017 and discoveries commenced in the fall of 2018. On 15 June 2018, the province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £161 billion or US$205 billion) – CAD$630 billion (approximately £362 billion or US$ 461 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province has amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £190 billion or US$242 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional CAD $9.4 billion (approximately £5.4 billion or US$6.9 billion) -10.9 billion in damages (approximately £6.3 billion or US$7.9 billion) in respect of environmental tobacco smoke. No trial date has been set.
Damages sought by the provincial government							£ 190.0	$ 242.0	$ 330
Ontario | Bottom of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government				£ 161,000.0	$ 205,000.0	$ 280,000
Ontario | Top of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government				£ 362,000.0	$ 461,000.0	$ 630,000
Ontario | Loss Contingency | Bottom of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government, additional claim	£ 5,400.0	$ 6,900.0	$ 9,400
Ontario | Loss Contingency | Top of Range
Disclosure of Current Status of Litigation Cases [Line Items]
Damages sought by the provincial government, additional claim	£ 6,300.0	$ 7,900.0	$ 10,900
Newfoundland and Labrador
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Health Care Costs Recovery Act 2001	Tobacco Health Care Costs Recovery Act 2001	Tobacco Health Care Costs Recovery Act 2001
Companies named as Defendants							Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.
Current stage							The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province began its document production in March 2018. Damages have not been quantified by the province. No trial date has been set.	The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province began its document production in March 2018. Damages have not been quantified by the province. No trial date has been set.	The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province began its document production in March 2018. Damages have not been quantified by the province. No trial date has been set.
Saskatchewan
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Damages and Health Care Costs Recovery Act 2007	Tobacco Damages and Health Care Costs Recovery Act 2007	Tobacco Damages and Health Care Costs Recovery Act 2007
Companies named as Defendants							Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.
Current stage							This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province has delivered a test shipment of documents. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province has delivered a test shipment of documents. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province has delivered a test shipment of documents. Damages have not been quantified by the province. No trial date has been set.
Manitoba
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Damages Health Care Costs Recovery Act 2006	Tobacco Damages Health Care Costs Recovery Act 2006	Tobacco Damages Health Care Costs Recovery Act 2006
Companies named as Defendants							Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage							This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. Damages have not been quantified by the province. No trial date has been set.
Alberta
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Crown’s Right of Recovery Act 2009	Crown’s Right of Recovery Act 2009	Crown’s Right of Recovery Act 2009
Companies named as Defendants							Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage							This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. The province has stated its claim to be worth CAD$10 billion (approximately £5.7 billion or US$7.3 billion). No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. The province has stated its claim to be worth CAD$10 billion (approximately £5.7 billion or US$7.3 billion). No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. The province has stated its claim to be worth CAD$10 billion (approximately £5.7 billion or US$7.3 billion). No trial date has been set.
Damages sought by the provincial government							£ 5,700.0	$ 7,300.0	$ 10,000
Quebec
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Related Damages and Health Care Costs Recovery Act 2009	Tobacco Related Damages and Health Care Costs Recovery Act 2009	Tobacco Related Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants							Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.
Current stage							The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion (approximately £34.4 billion or US$44 billion). No trial date has been set.	The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion (approximately £34.4 billion or US$44 billion). No trial date has been set.	The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion (approximately £34.4 billion or US$44 billion). No trial date has been set.
Damages sought by the provincial government							£ 34,400.0	$ 44,000.0	$ 60,000
Prince Edward Island
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Damages and Health Care Costs Recovery Act 2009	Tobacco Damages and Health Care Costs Recovery Act 2009	Tobacco Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants							Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage							This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step will be document production, which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step will be document production, which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step will be document production, which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.
Nova Scotia
Disclosure of Current Status of Litigation Cases [Line Items]
Act pursuant to which Claim was brought							Tobacco Health Care Costs Recovery Act 2005	Tobacco Health Care Costs Recovery Act 2005	Tobacco Health Care Costs Recovery Act 2005
Companies named as Defendants							Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.
Current stage							This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The province provided a test document production in March 2018. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The province provided a test document production in March 2018. Damages have not been quantified by the province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The province provided a test document production in March 2018. Damages have not been quantified by the province. No trial date has been set.